Consolidated Statement Of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 175	$ 157	$ 52
Net change in accumulated other comprehensive income
Change in net unrealized gain on equity investments	0	0	1
Change related to retirement plan
Net actuarial gains	0	2	2
Prior service cost	(10)	(3)	0
Amortization of prior service cost	(1)	(2)	(2)
Amounts included in net periodic benefit cost for the period	(11)	(3)	0
Change in deferred income taxes	3	1	0
Change related to retirement plan, net of tax	(8)	(2)	0
Net change in accumulated other comprehensive income	(8)	(2)	1
Comprehensive income	167	155	53
Less: Net income attributable to noncontrolling interests, net of tax	40	4	9
Comprehensive income attributable to TDS shareholders	$ 127	$ 151	$ 44